PHOENIX SERIES FUND
                         PHOENIX-GOODWIN HIGH YIELD FUND
                      Supplement dated October 15, 2003 to
               Prospectus dated February 28, 2003, as supplemented
              April 11, 2003, June 11, 2003 and September 17, 2003

The disclosure contained in the prospectus dated February 28, 2003 is hereby supplemented as described below.

PORTFOLIO MANAGEMENT

         The disclosure in the paragraph under the heading "Portfolio Management" on page 25 of the prospectus is replaced with the following:

              Investment and trading decisions for the fund are made by a team of fixed income investment professionals.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP 393-HYPM (10-03)